Related Party Transactions - Schedule of Related Parties and Relationship (Details)	12 Months Ended
Dec. 31, 2025
Ad Hu Tung Co., Ltd. (“Ad Hu”) [Member]
Related Party Transactions [Line Items]
Name of relationship	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”) [Member]
Related Party Transactions [Line Items]
Name of relationship	Shareholder
Yi Chuan-Lin [Member]
Related Party Transactions [Line Items]
Name of relationship	Shareholder
Tzu-Wei Chung [Member]
Related Party Transactions [Line Items]
Name of relationship	Chairman of the Company
Yu-Ling Yang [Member]
Related Party Transactions [Line Items]
Name of relationship	Key management
Hsiu Ling-Hsu [Member]
Related Party Transactions [Line Items]
Name of relationship	Key management
Chih Wei-Lee [Member]
Related Party Transactions [Line Items]
Name of relationship	Key management